Transactions With Affiliates - Summary Table (details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Related Party Transaction Line Items
Revenues														$ 823,265	[1]	$ 663,274	[1]	$ 619,764	[1]
Cost of product														327,371	[1],[2]	246,476	[1],[2]	238,874	[1],[2]
Operation and maintenance														119,104	[1],[2]	103,887	[1],[2]	106,590	[1],[2]
General and administrative														39,114	[1],[2]	29,640	[1],[2]	33,171	[1],[2]
Operating expenses														614,072	[1]	485,286	[1]	483,500	[1]
Interest income														28,560	[1],[3]	20,243	[1],[3]	20,717	[1],[3]
Interest expense														30,345	[1],[4]	18,794	[1],[4]	9,955	[1],[4]
Distributions to unitholders	43,027	[5]	40,323	36,063	33,168	30,564	26,381	24,378	22,042	21,393	18,289	17,718	17,030
Contributions from noncontrolling interest owners														33,637		2,053		40,262
Distributions to noncontrolling interest owners														17,478		13,222		7,998
Affiliates
Related Party Transaction Line Items
Revenues														648,997	[1],[6]	571,628	[1],[6]	521,850	[1],[6]
Cost of product														83,722	[6]	95,667	[6]	94,999	[6]
Operation and maintenance														51,339	[7]	46,379	[7]	41,444	[7]
General and administrative														31,855	[8]	23,807	[8]	27,408	[8]
Operating expenses														166,916		165,853		163,851
Interest expense														4,935	[9]	6,924	[9]	9,096	[9]
Distributions to unitholders														68,039	[10]	52,337	[10]	44,450	[10]
Contributions from noncontrolling interest owners														16,476		2,019		34,011
Distributions to noncontrolling interest owners														$ 9,437		$ 6,476		$ 5,410

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $83.7 million, $95.7 million and $95.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Operation and maintenance includes charges from Anadarko of $51.3 million, $46.4 million and $41.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. General and administrative includes charges from Anadarko of $31.9 million, $23.8 million and $27.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. See Note 5.
[3]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the Partnership assets prior to their acquisition were entirely settled through an adjustment to parent net equity.
[4]	Includes affiliate (as defined in Note 1) interest expense of $4.9 million, $6.9 million and $9.1 million for years ended December 31, 2011, 2010 and 2009, respectively. See Note 10.
[5]	On January 18, 2012, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.44 per unit, or $43.0 million in aggregate, including incentive distributions. The cash distribution is payable on February 13, 2012, to unitholders of record at the close of business on February 1, 2012.
[6]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[7]	Represents expenses incurred under the services and secondment agreement, as applicable.
[8]	Represents general and administrative expense incurred under the omnibus agreement, as applicable.
[9]	Represents interest expense recognized on the note payable to Anadarko.
[10]	Represents distributions paid under the partnership agreement.